Acquisitions - Sprout (FY) (Details)		3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)		Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Asset acquired:
Goodwill		$ 68,368,000		$ 68,368,000			$ 68,368,000	$ 68,368,000
Liabilities assumed:
Number of operating segments | segment				1			1
Impairment of intangible assets (excluding goodwill)			$ 6,100,000		$ 6,100,000		$ 6,100,000	0	$ 0
Impairment charges		$ 0	$ 8,382,000	$ 0	$ 8,382,000	[1]	24,403,000	$ 4,317,000	$ 2,372,000
Sprout
Consideration Transferred:
Cash consideration	$ 12,000,000
Share consideration	19,186,000
Total consideration	31,186,000
Asset acquired:
Goodwill	26,686,000
Total assets acquired	31,286,000
Liabilities assumed:
Other current liabilities	(100,000)
Total net assets acquired	$ 31,186,000
Share consideration (in shares) | shares	1,244,258
Share price (in dollars per share) | $ / shares	$ 15.42
Impairment of intangible assets (excluding goodwill)							2,300,000
Impairment charges							$ 100,000
Sprout | Software technology
Asset acquired:
Intangibles	$ 2,973,000
Sprout | Trade name
Asset acquired:
Intangibles	217,000
Sprout | Customer relationships
Asset acquired:
Intangibles	$ 1,410,000

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.